Provisions for legal proceedings and contingent liabilities	12 Months Ended
Dec. 31, 2021
Provisions For Legal Proceedings And Contingent Liabilities
Provisions for legal proceedings and contingent liabilities

24 Provisions for legal proceedings and contingent liabilities

Braskem is a defendant in lawsuits and administrative proceedings arising from the normal course of its business. The Management, based on its assessment and that of its external legal advisors, classifies these proceedings in terms of probability of loss as follows:

Probable chance of loss: present obligation for which there is a higher probability of loss than of a favorable outcome. For these claims, a provision is recognized based on an estimated amount of the obligation that reflects the expected outflow of resources (see Note 24.1).

Possible chance of loss: present obligation for which the possibility of loss is greater than remote and less than probable. For these claims, the Company does not recognize a provision and discloses the most significant matters (see Note 24.2).

The Management believes that the estimates related to the outcome of the proceedings and the possibility of future disbursement may change in view of the following:

(i) higher courts may decide in a similar case involving another company, adopting a final interpretation of the matter and, consequently, advancing the termination of the proceeding involving the Company, without any disbursement or implying the need of any financial settlement of the proceeding; and

(ii) programs encouraging the payment of the debts implemented in Brazil at the Federal and State levels, in favorable conditions that may lead to a disbursement that is lower than the one that is recognized in the provision or lower than the value of the matter.

In addition, the Company also is a plaintiff to several lawsuits. In these cases, the Company discloses the contingent asset when the receipt of economic benefits is probable. However, when the realization of the benefit is virtually certain, the related asset no longer constitutes a contingent asset, and as such amount is recognized.

Any changes in the court’s understanding of the position could cause future impacts on the financial statements of the Company due to such proceedings.

24.1 Claims with probable chance of loss

		2021	2020
Labor claims	(a)	268,758	280,066

Tax claims	(b)
IR and CSL		61,946	61,342
PIS and COFINS		299,202	291,783
ICMS		331,094	319,851
Other tax claims		22,857	19,759
		715,099	692,735

Corporate claims		94,826	126,057
		-	-
Civil claims and other		75,147	52,229

		1,153,830	1,151,087

(a) Labor claims

As of December 31, 2021, the provision is related to 515 labor claims, including occupational health and security cases (2020: 529 claims). The Management, based on its assessment and that of its external legal advisors, estimate that the term for the termination of these types of claims in Brazil exceeds five years. The estimates related to the outcome of proceedings and the possibility of future disbursement may change in view of new decisions in higher courts.

(b) Tax claims

As of December 31, 2021, the main claims are the following:

(i) Non-cumulative PIS and COFINS

The Company is charged amounts arising from compensation of Non-Cumulative PIS and COFINS tax credits in the years 2005, 2010 and in the period from 2012 to 2016 that were not approved by the Brazilian Federal Revenue Service (Secretaria da Receita Federal do Brasil, hereinafter “RFB”), mainly related to the following topics:

- Offsetting Statements (“DCOMPs”), with credits in amounts that exceeded those declared in the respective Statement of Calculation of Social Contributions (“DACONs”);

- freight expenses: not associated with sales operations and/or operations without proven association and contracted in the country, but concerning imported products;

- credits arising from the acquisition of property, plant and equipment mostly related to acquired companies, whose documentation was not found;

- taxation of taxable revenues incorrectly classified as tax exempt, subject to zero tax rate or not taxed.

As of December 31, 2021, the balance of this provision was R$202,737 (2020: R$197,707). The Management, based on its assessment and that of its external legal advisors and considering the precedents on the matters at the Administrative Council of Tax Appeals (“CARF”), estimates that the administrative procedures will be concluded in 2025.

(ii) PIS and COFINS taxes

The Company is assessed for the payment of these taxes in many legal and administrative claims, such as:

- insufficient payment of COFINS for the period from March 1999 to December 2000, from February 2001 to March 2002, from May to July 2002 and September 2002 due to alleged calculation errors, and non-compliance with the widening the tax calculation base and increasing the contribution rate envisaged in Law 9.718/1998;

- offset of the COFINS dues relating to September and October 1999 using the credit resulting from the addition of 1% to the COFINS rate;

- rejection of the offset of PIS and COFINS dues relating to the period from February to April 2002 using the PIS credits under Decree-Laws 2.445 and 2.449, calculated between June 1990 and October 1995, under the argument that the time period for using said credits had expired; and

- alleged non-taxation of revenue from foreign exchange variations, determined as a result of successive reductions in the capital of the associated company.

As of December 31, 2021, the balance of this provision was R$67,403 (2020: R$65,041). Management estimates the administrative procedures will conclude in 2023 and the court decisions in 2030.

Guarantees were offered for court claims in the form of bank guarantee and finished products, which, together, cover the amount of claims.

(iii) ICMS tax on interstate purchases

In 2009, the merged company Braskem Qpar was assessed by the Finance Department of the State of São Paulo for the payment of ICMS in view of allegedly committing the following violations:

- undue use of ICMS tax credits in the amount of R$58,164, due to the recording of credits indicated in the invoices for the sale of “acrylonitrile,” “methyl acrylate” and “methyl methacrylate,” issued by Acrinor Acrilonitrila do Nordeste S.A. and Proquigel Química S.A., since the products were to be exported, and were therefore exempt from payment of ICMS tax;

- the fine for the abovementioned tax offense corresponds to 100% of the principal value recorded, as per Article 527, item II, sub-item “j” jointly with paragraphs 1 and 10 of RICMS/SP;

- fine in the amount of 30% on R$480,389, which corresponds to the sum of the amounts indicated in tax documents whose outflow of goods was not identified by the tax authority, entered based on the provisions of Article 527, item IV, sub-item “b” jointly with paragraphs 1 and 10 of RICMS/SP; and

- fine due to lack of presentation of tax documents requested under a specific deficiency notice, as per Article 527, item IV, sub-item “j” jointly with paragraphs 8 and 10 of RICMS/SP.

After ending the discussions in the administrative sphere in 2015 with the partial reduction in contingency, the Company proposed lawsuits to continue the discussion.

As of December 31, 2021, the balance of this provision was R$313,380 (2020: R$305,747). The Management, based on its assessment and that of its external legal advisors, estimates the legal procedures will conclude in 2026. These lawsuits are secured by a guarantee insurance.

(c) Changes in claims with probable chance of loss

			Corporate	Civil claims
	Labor claims	Tax claims	claims	and other	Total

December 31, 2019	315,437	672,088	118,485	45,514	1,151,524

Additions, inflation adjustments and exchange variation	140,386	130,302	10,242	32,207	313,137
Payments	(42,174)	(21,649)		(9,166)	(72,989)
Reversals (*)	(133,583)	(88,006)	(2,670)	(16,326)	(240,585)

December 31, 2020	280,066	692,735	126,057	52,229	1,151,087

Additions, monetary adjustments and exchange variation	172,574	46,849	14,357	76,111	309,891
Payments	(70,968)	(3,659)	(40,109)	(2,770)	(117,506)
Reversals (*)	(112,914)	(20,826)	(5,479)	(50,423)	(189,642)

December 31, 2021	268,758	715,099	94,826	75,147	1,153,830

(*)	A provision reversal occurs when the probability of loss or the value attributed to the lawsuit changes, or the suit is closed with a cash disbursement lower than the provisioned amount.

24.2 Contingent liabilities

Schedule of claims with probable chance of loss

	Note	2021	2020

Tax claims	(a)	17,224,429	12,156,030
Civil claims - Alagoas	26	2,614,344	796,712
Civil claims - Other	(b)	737,083	708,120
Labor claims	(c)	763,555	663,448
Environmental claims	(d)	571,057	507,973
Social security claims	(e)	398,783	326,730
Other lawsuits	(f)	337,807	286,643
Total		22,647,058	15,445,656

(a) Tax claims

(i) IR/CSL: Charges with goodwill amortization

The subsidiaries Cetrel and DAC were notified by the RFB, in December 2020 and June 2021, respectively, for the deduction of tax amortization charges on goodwill arising from the acquisition of equity interests in 2012.

The Management, based on its evaluation and that of its external legal advisors, considers it is probable that a taxation authority will accept this uncertain tax treatment since the ownership interest was acquired (i) for an amount determined on an arm’s length basis, (ii) as effective payment, and (iii) for business purposes arising from the allocation of effluent and waste treatment assets in the environmental segment. The cases are pending in the administrative sphere.

As of December 31, 2021, the updated amount of these claims was R$179,370 (2020: R$42,433).

(ii) IR/CSL: Exchange variation on naphtha imports

In December 2017 and December 2020, the Company received a tax deficiency notice related to the disallowance of exchange variation expenses between the due date of commercial invoices and the effective payment of obligations related to naphtha imports, related to calendar years 2012 and 2015, respectively. Regarding calendar year 2012, disallowances led to the adjustment of tax losses and social contribution tax loss carryforwards. For 2015, a tax credit was considered along with a qualified fine corresponding to 150% of the tax deficiency notice amount.

The tax deficiency notice issued in December 2020 also resulted in partial disallowance of the cost of naphtha imported from its subsidiary abroad, in an amount corresponding to the profit margin calculated by the subsidiary in the naphtha resale operations, carried out in 2014 and 2015.

As of December 31, 2021, this uncertain tax treatment is R$1.1 billion (2020: R$1 billion). The Management, based on its evaluation and that of its external legal advisors, estimates that: (i) it is probable that a taxation authority will accept this uncertain tax treatment given the regularity of using trading in import operations; the exchange variation expense is accessory to the principal and, therefore, deductible; fluctuations in exchange rates are not predictable; there are errors in the calculation of the subsidiary’s profit margin; (ii) the administrative proceedings will be concluded in 2026.

(iii) ICMS: Credit reversal on output with tax deferral

In July and December 2020, the Company was notified, by the State of Alagoas, due to the lack of ICMS tax payment arising from the alleged lack of reversal of the tax credited in operations prior to outflows with tax deferral. As of December 31, 2021, the value of these cases was R$587 million (2020: R$569 million).

The Management, based on its evaluation and that of its external legal advisors, estimates that: (i) the probability of loss is possible due to court precedents and evidence produced; and that the deferral is not a tax benefit and the establishment notified does not receive incentives, therefore the credit reversal is not necessary (whose maintenance, in addition, is assured by the legislation in force on said date); (ii) the administrative proceedings should be concluded by 2025.

(iv) IR/CSL: Foreign earned income – Braskem America

In July 2020, the Company was notified by RFB for not subjecting to taxation the income earned abroad by its subsidiary Braskem America Inc. in fiscal year 2015, given the no consideration of the tax credits obtained by this foreign subsidiary. The notification also involves allegations of undue offset of social contribution tax loss carryforwards for fiscal year 2016, due to the nonexistence of balances, given the disallowances arising from tax deficiency notices and the applications under tax amnesty programs.

Based on its evaluation and that of its external legal advisors, the Management considers it is probable that a taxation authority will accept this uncertain tax treatment since, In March 2021, the objection filed against this claim was upheld in the lower administrative court.

As of December 31, 2021, the updated amount of the taxes and tax effects from disallowances of income tax losses and social contribution tax loss carryforwards under said tax deficiency notice was R$271 million (2020: R$279 million).

(v) IR/CSL: Foreign earned income - Braskem Holanda

The Company received a deficiency notice from RFB, referring to fiscal years 2015 and 2016, stating its disagreement with applying the Agreement between Brazil and the Netherlands to avoid double taxation, which establishes that Dutch companies' profits cannot be taxed in Brazil.

The Management, based on its evaluation and that of its external legal advisors, understands that the profits earned by its subsidiary abroad are exempt from taxation in Brazil under Article 7th of said Agreement between Brazil and the Netherlands to avoid double taxation. It is pending in the administrative sphere. As of December 31, 2021, the amount of the uncertain tax treatment is R$8.8 billion (2020: R$3.7 billion), including fiscal years already filed and non-filed.

(vi) PIS and COFINS: taxation of liability reductions settled in connection with the installment plan under Provisional Executive Order (“MP”) 470/2009

The Company received notice for not applying to PIS and COFINS taxes the reductions for fines and interest, in view of the adoption of the installment plan offered under MP 470/2009.

As of December 31, 2021, the updated value of this proceeding amounted to R$910 million (2020: R$892 million).

The Management, based on its evaluation and that of its external legal advisors, estimates that the probability of loss is possible since the liability reductions arising from the amnesty and tax installment program, offered by the Federal Government, are not income taxable by PIS and COFINS and, even if so, should be considered financial income taxable, at the time, at zero tax rate.

The Management, based on its evaluation and that of its external legal advisors, estimates that this administrative proceeding should be concluded by 2023.

(vii) IR/CSL: Charges with goodwill amortization

The Company was served by the RFB for deducting amortization charges, from 2007 to 2013, relating to goodwill originated from acquisitions of shareholding interests in 2002. In 2002, Braskem foundation was fulfilled due to petrochemical assets disposals from several business groups.

After definitive reductions made in the administrative instance, as of December 31, 2021, the updated contingency is R$1.1 billion (2020: R$1 billion).

The Management, based on its evaluation and that of its external legal advisors, estimates that: (i) it is probable that a taxation authority will accept this uncertain tax treatment since the equity interests were acquired with effective payment, a business purpose and the participation of independent parties; (ii) these administrative proceedings should be concluded by 2023, while the only current court proceeding should be concluded by 2030.

The Company offered a performance bond that covers the total amount involved in the court proceedings.

(viii) Non-cumulative PIS and COFINS taxes

The Company received a deficiency notice from the RFB due to the use of non-cumulative PIS and COFINS tax credits in the acquisition of certain goods and services consumed in its production process.

The matters whose chance of loss is deemed as possible are mainly related to the following: (i) charges on transmission of electricity; (ii) freight for storage of finished products; (iii) extemporaneous credits from various acquisitions; (iv) property, plant and equipment; and (v) Prodesin. These matters have already been contested at the administrative and court level and comprise the period from 2006 to 2017.

As of December 31, 2021, the amount under discussion of these notices is R$1,334 (2020: R$1,266).

The Management, based on its assessment and that of its external legal advisors, estimates that: (i) the administrative proceedings should be concluded by 2026, while the lawsuits should be concluded by 2031; and (ii) in the event of an adverse ruling for the Company, which is not expected, these contingencies could be settled for up to 50% of the amounts in dispute. These estimates are based on the probability of loss of the Company's defense thesis, based on previous administrative and court precedents.

The Company offered a performance bond that covers the total amount involved in the court proceedings.

(ix) IR/CSL: Unlimited offsetting

In December 2009 and March 2017, the Company received tax deficiency notices claiming that the methodology used to offset tax losses and tax loss carryforwards that failed to observe the limit of 30% of the Taxable Profit and Social Contribution calculation base when offsetting such liabilities with Corporate Income Tax and Social Contribution liabilities in merger operations, respectively, in November 2017 and August 2013.

As of December 31, 2021, the updated value of the contingency amounted to R$430 million (2020: R$352 million).

The Management, based on its evaluation and that of its external legal advisors, estimates that: (i) it is probable that a taxation authority will accept this uncertain tax treatment since the noncompliance with the 30% limit mentioned above was exclusively due to the last Corporate Income Tax Statements (“DIPJ”) submitted by the Company, which was dissolved due to its merger into Braskem; (ii) the court proceedings should be concluded by 2031.

The Company offered performance bonds that cover the total amount involved in the court proceeding.

(x) ICMS

The Company is involved in many ICMS collection claims drawn up in the States of São Paulo, Rio de Janeiro, Rio Grande do Sul, Bahia, Pernambuco and Alagoas, which materialized in administrative and court proceedings. The matters assessed as possible losses include the following topics:

· ICMS credit on the acquisition of assets that are considered by tax authority as being of use and consumption. The Revenue Service understands that the asset has to be a physically integral part of the final product to give rise to a credit. Most of the inputs questioned do not physically compose the final product. However, the Judicial branch has a precedent that says that the input must not necessarily be an integral part of the finished product, and can be consumed in the production process;

· ICMS credit arising from the acquisition of assets to be used in property, plant and equipment, which is considered by tax authority as not being related to the production activity, such as laboratory equipment, material for the construction of warehouses, security equipment, etc.;

· internal transfer of finished products for an amount lower than the production cost;

· omission of the entry or shipment of goods based on physical count of inventories;

· lack of evidence that the Company exported goods so that the shipment of the goods is presumably taxed for the domestic market;

· non-payment of ICMS on the sale of products subject to tax substitution and credit from acquisitions of products subject to tax substitution;

· fines for the failure to register invoices; and

· nonpayment of ICMS tax on charges related to the use of the electricity transmission system in operations conducted in the Free Market of the Electric Power Trading Chamber.

As of December 31, 2021, the updated value of these proceedings was R$756 million (2020: R$883 million).

The Management, based on its assessment and that of its external legal advisors, estimates that: (i) these administrative proceedings are expected to be terminated in 2026, while the court proceedings are expected to be terminated in 2031; and (ii) in the event of an unfavorable decision to the Company, which is not expected, these contingencies could be settled for up to 50% of the amounts in dispute. This estimate is based on the probability of loss of the Company’s defense theory taking into consideration the case law at the administrative and judicial levels.

The Company offered performance bonds that cover the total amount involved in the current court proceedings.

(xi) PIS and COFINS sundry

The Company is involved in collection actions related to PIS and COFINS assessments in the administrative and judicial courts, with possible probability of loss, which discuss the alleged undue offsetting of credits arising from other administrative proceedings and lawsuits, including: (i) Income Tax prepayments; (ii) FINSOCIAL; (iii) tax on net income (ILL); (iv) PIS-Decrees – Federal Laws 2.445 and 2.449; and (v) the COFINS tax arising from the undue payment or payment in excess.

As December 31, 2021, the updated amounts involved of these assessments was R$131 million (2020: R$130 million).

The Management, based on its assessment and that of its external legal advisors, estimates that: (i) these judicial proceedings are expected to be terminated in 2024; and (ii) in the event of an unfavorable decision to the Company, these contingencies could be settled for up to 50% of the amounts in dispute. This estimate is based on the probability of loss of the Company’s defense theory taking into consideration the case law at the administrative and judicial levels.

The Company offered guarantees that cover the total amount involved in the current court proceedings.

(xii) IRRF and IR/CSL: Commission expenses

In December 2017, the Company received a tax deficiency notice from the RFB arising from: (i) the disallowance of commission expenses paid by Braskem in 2011; (ii) the disallowance of commission expenses paid by Braskem Inc. in 2013 and 2014; (iii) lack of payment of withholding income tax (“IRRF”) on the payments referred to in the previous item; and (iv) the disallowance of advertising expenses incurred in 2013.

As of December 31, 2021, the updated amount of taxes and tax effects from disallowances of income tax losses and social contribution tax loss carryforwards through said tax deficiency notice is R$142 million (2020: R$139 million).

It is probable that a taxation authority will accept this uncertain tax treatment based on the following: (i) the expenses incurred in 2011 already are subject to the statute of limitations. Furthermore, the tax credit recognized by the RFB considered the sum of the disallowances disputed in other administrative proceedings that are pending a final decision, which do not belong in the claim in question; (ii) the expenses incurred by Braskem Inc. already were paid by the Company itself, which led only to the reduction of its tax loss backlog, without the need to pay additional taxes; (iii) the IRRF claimed by the RFB aims to reach a taxpayer located abroad, which as such is not subject to Brazilian tax law; and (iv) the disallowed advertising expenses are related to the Company’s business activities.

The Management, based on its evaluation and that of its external legal advisors, estimates that this administrative proceeding should be concluded by 2023.

(xiii) Isolated fine – failure to ratify DCOMPS

In 2016 through 2021, the Company received notifications of individual fines imposed due to the use of credits from: (i) non-cumulative PIS/COFINS taxes; (ii) negative balances of IR/CSL taxes; (iii) REINTEGRA credits; and (iv) other credits, for offsets not approved by the RFB.

As of December 31, 2021, the updated value of these deficiency notices amounted to R$310 million (2020: R$345 million).

The Management, based on its evaluation and that of its external legal advisors, estimates that: (i) the probability of loss is possible, due to favorable court precedents, especially in the judicial sphere; (ii) these administrative proceedings should be concluded by 2026.

(xiv) IR/CSL: Negative Balance – Offset

The Company claims, at the administrative and judicial level, that RFB denies offsets seeking to settle federal taxes with credits arising from a negative balance of IR/CSL.

As of December 31, 2021, the updated value of the taxes whose offset was not approved amounted to R$173 million (2020: R$182 million).

The Management, based on its evaluation and that of its external legal advisors, estimates that: (i) it is probable that a taxation authority will accept this uncertain tax treatment given the court precedents and the evidence produced in records; (ii) the proceedings at the administrative level should be concluded by 2024, while the proceedings at the judicial level should be concluded by 2023.

The Company offered guarantees that cover the total amount involved in the current court proceedings.

(xv) PIS and COFINS: Cide-Fuels Tax Offset

The Company is a party to lawsuits claiming PIS and COFINS tax liabilities arising from their offset using Cide-Fuels tax credits, as authorized under Federal Law 10.336/2001.

As of December 31, 2021, the updated value of these cases was R$118 million (2020: R$116 million).

The Management, based on its evaluation and that of its external legal advisors, estimates that this proceeding should be concluded by 2030.

The Company offered guarantee that cover the total amount involved in the current court proceedings.

(b) Civil claims

(i) Resale of solvents

In January 2017, the Company became defendant in a civil lawsuit filed by former reseller of solvents, claiming alleged breach of a tacit distribution agreement. The lawsuit is pending judgment.

As of December 31, 2021, the claims prepared by the other party amounted to R$265 million (2020: R$223 million).

(ii) Hashimoto Public-Interest Civil Action

The Public-Interest Civil Action was filed in June 2018 by the São Paulo State Public Prosecutor’s Office against the Company and other firms that operate in the Capuava Petrochemical Complex, claiming the reparation and/or remediation of environmental damages supposedly arising from the emission of pollutants into the air, as well as the joint judgement of companies that comprise said complex seeking environmental moral damages in the updated amount of R$175 million (2020: R$144 million).

Braskem filed its defense in December 2020. The defense of the other defendants and the subsequent decision of the judge is pending. The Management, based on its assessment and that of its external legal advisors, believes that the lawsuit possibly will be dismissed within a period of eight years.

(c) Labor claims

Lawsuits filed by former team members and contractors who provided services to Braskem, and are chiefly related to overtime, wage parity and other amounts established in labor laws.

(d) Environmental claims

Public-Interest Civil Action filed in September 2011 by the Local Government of the city Ulianópolis in Pará State against Braskem and other companies, claiming reparation and/or remediation of environmental damages allegedly resulting from the delivery of waste to the Brazilian Bauxite Company , which had not disposed of it properly, polluting an area of the Municipality of Ulianópolis, as well as the joint and several liability of these companies for the payment of indemnification for environmental damage in the updated amount of R$325 million (2020: R$277 million). The companies filed their defense and the judge’s decision is pending.

The Management, based on its assessment and that of its external legal advisors, believes that the lawsuit possibly will be dismissed within a period of eight years.

(e) Social security claims

In 2012, the Company withdrew sponsorship of the plans Petros Copesul and Petros PQU, whose private pension entity was Petros, remaining the obligation established under the Sponsorship Withdrawal Instrument to pay the mathematical reserves of Members, pursuant to Complementary Law 109/2001, which was met in 2015. However, after the payment, several beneficiaries filed individual and collective action regarding various claims, such as: (i) Difference of the Individual Withdrawal Fund; (ii) Change in data base; (iii) age limiter; (iv) 90% of supplementation; (v) Return of Contributions; (vi) Difference in Savings Account Reserve; (vii) Objection against legality of Sponsorship Withdrawal.

Currently, this portfolio is composed of 783 active cases deemed as possible in terms of financial contingency, representing an estimated disbursement of R$332 million (2020: R$327 million).

(f) Other lawsuits

(i) Incentivized Preferred Shares

The Company currently is subject to the liquidation of an award related to a lawsuit filed in 1988, whose decision required Polialden Petroquímica S.A., a company merged into Braskem, to pay certain non-controlling shareholders that hold preferred shares in Polialden the distribution of the remaining net profit of the company.

The liquidation of award aims to determine the value of the dividends to be paid in accordance with the terms of the decision. The process is awaiting the start of the expert evidence.

As of December 31, 2021, based on Management’s evaluation and that of its external legal advisors, the Company recorded a provision of R$19 million (2020: 16.9 million) for matters whose an outflow of resources is probable. The amount evaluated as possible loss is R$238 million, and the total amount of the lawsuit is R$257 million (2020: R$206 million).

(ii) Social security – hazardous agents

The Company is a party to other administrative proceedings and lawsuits, which claim: (i) payments related to tax-deficiency notices for additional contribution for Occupational Accident Risk (“RAT”) to fund the special retirement plan due to the alleged exposure of workers to hazardous agents; as well as financial penalty for not disclosing it in GFIP (from April 1999 to February 2006); (ii) the assessment of premium for RAT in view of workers’ alleged exposure to hazardous agents (noise and carcinogenic agents) in the period from January 2016 to July 2018; and (iii) the claim in a tax foreclosure, of said additional payment for RAT, related to periods from November 2000 to January 2001 and from November 2001 to June 2002.

As of December 31, 2021, the total amount of these proceedings as of is R$187 million (2020: R$182 million), including the new tax notice received in May 2020.

The Management, based on its assessment and that of its external legal advisors, estimates that the probability of loss is possible and the administrative proceedings should be concluded by 2024, while the only current court proceeding should be concluded by 2028.

No deposit or any other type of guarantee for the proceedings still pending in the administrative instance have been made, and the only lawsuit is secured by a guarantee insurance.

24.3 Class action

On August 25, 2020, an action was filed against Braskem and some of its current and former executives in the US District Court for the District of New Jersey, in the United States, on behalf of an alleged class of investors who acquired Braskem's shares. The action is grounded in the U.S. Securities Exchange Act of 1934 and its rules, based on allegations that the defendants made false statements or omissions related to the geological event in Alagoas. On January 15, 2021, the Court named two plaintiffs to act as leading plaintiffs in the action. On April 28, 2021, the lead plaintiff of the action filed a consolidated complaint with its initial arguments, defining as relevant the period of acquisition of the Company’s securities from March 21, 2019 to July 8, 2020. The Company engaged a specialized US-based law office to represent it in the class action and has filed a motion to dismiss, which is pending analysis by the Court.

The Management, based on its assessment and that of its external legal advisors, and given the initial phase of the class action mentioned above, considers it is not possible to reliably estimate the potential amount involved.

Braskem cannot reliably predict the future developments of this matter or the expenses arising from it, including rates and costs in solving the dispute. The Company may be named as a defendant in other similar legal actions.

24.4 Contingent assets

Contingent assets normally arise from unplanned or unexpected events that give rise to the possibility of an inflow of economic benefits to the Company. Contingent assets are not recognized in the financial statements, but they are disclosed when it is likely that an inflow of economic benefits will occur. However, when the inflow of benefits is virtually certain, the asset is recognized in the financial position statement because that asset is no longer considered contingent.

(i) Compulsory loans Centrais Elétricas Brasileiras S.A. (“Eletrobrás")

The compulsory loan in favor of Eletrobrás was established by Federal Law 4.156/62, to finance the energy industry and remained effective until 1993. It was collected through the energy bills of industrial consumers with monthly consumption equal to or higher than 2000kwh and, after successive amendments to the law, the reimbursement, plus compensatory interest of 6% p.a., was extended to 20 years, which can be anticipated through conversion of credits into shares issued by Eletrobrás.

Between 2001 and 2009, the companies merged into Braskem S.A. filed proceedings seeking the recovery of amounts related to differences in the inflation adjustment of the compulsory loan, interest on arrears and compensatory interest and other related payments.

The Company obtained a favorable final and unappealable decision in the cases of the merged companies Alclor Química de Alagoas Ltda., Companhia Alagoas Industrial (“Cinal”), Companhia Petroquímica do Sul S.A. (“Copesul”) and Trikem S.A., which are in the execution phase, discussing the amounts to be effectively returned. The cases of the merged companies Ipiranga Petroquímica S.A., Petroquímica Triunfo Ltda. and Quattor Química S.A are in the cognizance phase.

The term, form and amount to be realized are still uncertain, so it is not possible to determine the amount to be received and, for such reason, the asset does not meet the conditions to be recorded in the financial statements.